CHINA BRIGHT STAR HOLDINGS LIMITED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		15 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Income (loss) from operations	$ (1,500)	$ (250)	$ (9,675)
Increase in accounts payable	2,195		2,195
Net cash provided by/(used in) operating activities	(1,500)	(2,055)	(7,480)
Proceeds from sale of stock			6,000
Proceeds from note payable	2,250		2,250
Net cash provided by/(used in) financing activities	2,250		8,250
Net increase in cash and cash equivalents	750		770
Cash and cash equivalents- beginning of period	20	3,945
Cash and cash equivalents- end of period	$ 770	$ 3,945	$ 770